Major Customers - Additional Information (Details) - Accounts Receivable - Customer Concentration Risk	12 Months Ended
	Aug. 25, 2017	Aug. 26, 2016
Customer E
Concentration Risk [Line Items]
Concentration Risk, Percentage	24.00%
Customer F
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%
Customer G
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	28.00%
Customer H
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.00%